Other financial assets - Other financial assets by fair value hierarchy level (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 1,973,514	$ 3,068,268
Level 1
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	834,057	5,273
Level 2
Disclosure of Other financial assets [Line Items]
Financial assets, at fair value	$ 1,139,457	$ 3,062,995